Significant Accounting Policies	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant accounting policies

2.1.
Basis of preparation

These consolidated financial statements have been prepared in accordance with international accounting standards in conformity with the requirements of IFRS. They were authorized for issue by the Company’s Board of Directors on February 23, 2024.

Details of the Group’s accounting policies are included in Note 3.

In preparing these financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. The areas where judgments and estimates have been made in preparing the financial statements and their effect are disclosed in Note 2.7.

2.2.
Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries after the elimination of intercompany accounts and transactions. Entities in which we hold less than a majority voting interest but over which we have the ability to exercise significant influence are accounted for using the equity method.

a)
Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies.

b)
Interests in equity-accounted investees

An affiliate is an entity in which the Group has significant influence, but not control or joint control, over the financial and operating policies.

Interests in affiliates are accounted for using the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence ceases.

Where the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, the group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

The Group’s interests in equity-accounted investees comprised an interest in an affiliate which was disposed of during the year ended September 30, 2023. See Note 13 for further details.

c)
Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

2.3.
Basis of measurement

The financial statements have been prepared on the historical cost basis, except for financial assets, financial liabilities and share-based payments that have been measured at fair value.

2.4.
New and amended standards and interpretations

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments apply for the first time in the financial year ended 30 September, 2023, but do not have an impact on the consolidated financial statements of the Group.

•
Amendments to IFRS 3 - Reference to the Conceptual Framework (effective for annual periods beginning on or after January 1, 2022).
•
Amendments to IAS 12 - International Tax Reform - Pillar 2 Model Rules (effective for annual periods beginning on or after January 1, 2023, however a temporary exemption from accounting for deferred taxes arising from the implementation of the OECD’s Pillar Two model rules is to be applied retroactively).
•
Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before Intended Use (effective for annual periods beginning on or after January 1, 2022).
•
Amendments to IAS 37 - Onerous Contracts - Costs of Fulfilling a Contract (effective for annual periods beginning on or after January 1, 2022).
•
Annual Improvements: IFRS 1 First-time Adoption of International Financial Reporting Standards - Subsidiary as a first time adopter (effective for annual periods beginning on or after January 1, 2022).
•
Annual Improvements: IFRS 9 Financial Instruments - Fees in the "10 per cent" test for derecognition of financial liabilities (effective for annual periods beginning on or after January 1, 2022).
•
Annual Improvements: IAS 41 Agriculture - Taxation in fair value measurements (effective for annual periods beginning on or after January 1, 2022).
2.5.
Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of the issuance of the Group’s financial statements are listed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective. The new standards and amendments are not expected to have a material impact on the Group:

•
IFRS 17 - Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IFRS 17 – Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
•
IFRS 17 and IFRS 9 – Initial application of IFRS 17 and IFRS 9 – Comparative Information (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 8 – Definition of Accounting Estimates (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies (effective for annual periods beginning on or after January 1, 2023). • Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 12 – International Tax Reform - Pillar 2 Model Rules (effective for annual periods beginning on or after January 1, 2023, with respect to the required disclosures).
•
Amendments to IAS 1 – Non-current liabilities with Covenants (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 1 – Classification of Liabilities as current or non-current (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IFRS 16 – Lease liability in a sale and lease back (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after January 1, 2025).
•
Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture (available for optional adoption/ effective date deferred indefinitely).
2.6.
Presentational currency

These financial statements are presented in United States Dollars. All amounts have been presented to the nearest dollar, unless otherwise indicated.

2.7.
Use of estimates and judgments

In preparing these consolidated financial statements, management has made critical estimates and judgments that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. Relevant information is included in the following notes:

Note 12 Intangible assets—establishing the fair value of acquired intangible assets on an ongoing basis;

Note 18 Leases—Whether an arrangement contains a lease; reasonably certain to exercise extension or termination options; determining the incremental borrowing rate;

Note 20 Share-based payments—Key valuation assumptions; and

Note 21 Financial instruments—Determining the fair value of financial instruments on the basis of significant unobservable inputs.

2.8.
Going concern

The financial statements have been prepared on a going concern basis.

The Company had an accumulated deficit at September 30, 2023, a net loss and net cash used in operating activities for the reporting period then ended. As of that date, we had cash and cash equivalents of $0.8 million while our trade and other payables amounted to $ 19.9 million as we had agreed with certain key suppliers, most notably a number of professional services firms which had provided services related to the Business Combination, to delay the settlement of payment obligations. The Company is attempting to commence operations and generate revenue; however, the Company’s cash position may not be sufficient to support the Company’s daily operations until that point. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company has access to up to $10.0 million of liquidity through the Standby Equity Purchase Agreement with an affiliate of Yorkville Advisors Global, LP (see Note 24) which management believes will provide sufficient liquidity to enable production of the i300 to commence and its commercial launch in Europe in summer 2024.

We intend to seek further extensions to our obligations to our suppliers and to raise approximately $5.0 million of additional funds by way of a private or public offering of securities.

The Company raised $0.6 million in February 2024 through the issuance of additional shares (see Note 24) and expects to raise further funds through at the market offerings in the coming months.

We believe that these funds, taken together, are sufficient to provide the Company with the liquidity required to commence production and launch commercially. We will have access to the EXIM facility (see Note 17) once we commence production, which management believes will provide sufficient liquidity to enable the Company to expand its operations in future years.

Management’s plans to alleviate the conditions that raise substantial doubt regarding the Company’s ability to continue as a going concern cannot be guaranteed or are not entirely within the Company’s control and therefore cannot be considered probable. While we believe in the viability of our strategy to commence operations and raise additional funds, if these actions are not successful we will not have sufficient liquidity to continue to fund our operations by the middle of 2024.

The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.